Average Annual Total Returns - Freedom Day Dividend ETF Class			12 Months Ended	56 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.64%	9.79%
Performance Inception Date		May 04, 2021
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.16%	9.24%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			5.43%	7.64%
Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Solactive GBS U.S. 1000 Index (reflects no deduction for fees or expenses)1
Average Annual Return, Percent	[1]		17.01%	11.58%

[1]	Index assumes withholding taxes on dividends.